Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Grant revenue	$ 0			$ 0	$ 0	$ 81,526	$ 81,526	$ 385,501
Operating expenses:
Research and development	6,947,979			2,721,196	14,486,896	5,358,917	9,123,479	15,554,171
General and administrative	1,651,775			1,249,337	4,562,293	3,363,672	4,986,611	3,577,153
Total operating expenses	8,599,754			3,970,533	19,049,189	8,722,589	14,110,090	19,131,324
Loss from operations	(8,599,754)			(3,970,533)	(19,049,189)	(8,641,063)	(14,028,564)	(18,745,823)
Other income:
Interest income	190,936			2,431	674,835	3,747	7,439	4,736
Net loss	$ (8,408,818)	$ (5,927,620)	$ (4,037,916)	$ (3,968,102)	$ (18,374,354)	$ (8,637,316)	$ (14,021,125)	$ (18,570,317)
Basic and diluted:
Net loss per common share (in dollars per share)	$ (0.32)			$ (0.17)	$ (0.69)	$ (0.63)	$ (0.83)	$ (3.04)
Weighted average shares outstanding (in shares)	26,544,058			23,461,665	26,442,847	13,818,315	16,973,194	6,099,933